FIXED ASSETS	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
3.  FIXED ASSETS

Fixed assets consist of the following:

	December 31, 2013	December 31, 2012
Computer equipment	$38,000	$-
Less: Accumulated depreciation	(4,951)	-
	$33,049	$-

Depreciation expense for the years ended December 31, 2013 and 2012 was $4,951 and $0, respectively.